Earnings Per Common Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Common Share
14. Earnings Per Common Share
The following table sets forth the calculation of basic earnings per share (“EPS”) based on net income (loss) divided by the basic weighted average number of common shares.

	Years Ended December 31,
	2017	Pro forma 2016 (1)	Pro forma 2015 (1)
	(In millions, except share and per share data)
Net income (loss)	$(378)	$(2,939)	$1,119
Weighted average common shares outstanding:
Basic	119,773,106	119,773,106	119,773,106
Earnings per common share:
Basic	$(3.16)	$(24.54)	$9.34
__________________

(1)
On August 4, 2017, following the completion of the Separation, 119,773,106 shares of Brighthouse Financial, Inc. common stock were outstanding. This number of shares remained outstanding at December 31, 2017 and is utilized to calculate EPS for the years ended December 31, 2016 and 2015.